ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consists of the following:
	March 31, 2024	September 30, 2023

Accounts receivable	$669,488	$568,940
Less: allowance for expected credit loss	(57,740)	(49,573)
	$611,748	$519,367

SCHEDULE OF ALLOWANCES OF EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	March 31, 2024	September 30, 2023

Balance at beginning of the period	$49,573	$28,382
Provision	8,167	21,191
Ending balance	$57,740	$49,573